Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Canadian	$ 653	$ 944	$ 710
Foreign	1,252	806	507
Income before income taxes, Total	$ 1,905	$ 1,750	$ 1,217